Shareholder Report, Holdings (Details)	Feb. 28, 2026
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Hotel And Resort R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Hotel And Resort R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Hotel And Resort R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Hotel And Resort R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Hotel And Resort R E I Ts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM STRATEGIC BOND FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM STRATEGIC BOND FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM STRATEGIC BOND FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM STRATEGIC BOND FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM STRATEGIC BOND FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM STRATEGIC BOND FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM STRATEGIC BOND FUND - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM STRATEGIC BOND FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.60%)
PGIM STRATEGIC BOND FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM STRATEGIC BOND FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM STRATEGIC BOND FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM STRATEGIC BOND FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM STRATEGIC BOND FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM STRATEGIC BOND FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM STRATEGIC BOND FUND - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM STRATEGIC BOND FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.60%)
PGIM STRATEGIC BOND FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM STRATEGIC BOND FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM STRATEGIC BOND FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM STRATEGIC BOND FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM STRATEGIC BOND FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM STRATEGIC BOND FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM STRATEGIC BOND FUND - CLASS Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM STRATEGIC BOND FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.60%)
PGIM STRATEGIC BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM STRATEGIC BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
PGIM STRATEGIC BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
PGIM STRATEGIC BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM STRATEGIC BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
PGIM STRATEGIC BOND FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
PGIM STRATEGIC BOND FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM STRATEGIC BOND FUND - CLASS R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM STRATEGIC BOND FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM STRATEGIC BOND FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.60%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets.
[2]	Less than 0.05%.